CONSOLIDATED STATEMENTS OF CHANGE IN SHAREHOLDERS' (DEFICIT)/EQUITY (Parenthetical) - 12 months ended Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Statement of Change in Stockholders' Equity
Issuance costs	$ 6,333	¥ 6,333